Commitments and Contingencies - Schedule of Commitment and Contingency (Details) - Rental of Premises [Member]	9 Months Ended
Jun. 30, 2025 USD ($)
Schedule of Commitment and Contingency [Line Items]
Undiscounted future minimum lease payment, total	Rental payments due from July 2025 to March 2026
Undiscounted future minimum lease payment, terms	$ 6,920